Loans (Impaired Loans Information) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	¥ 529,048	¥ 478,527
Recorded investment not requiring an allowance for loan losses	[1],[2]	117,084	136,733
Total		646,132	615,260
Unpaid principal balance		694,995	664,870
Related allowance	[3]	169,245	152,513
Average recorded investment		609,745	756,205
Interest income recognized	[4]	8,157	8,091
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	409,969	415,181
Recorded investment not requiring an allowance for loan losses	[1],[2]	84,675	90,450
Total		494,644	505,631
Unpaid principal balance		530,011	539,541
Related allowance	[3]	121,900	124,180
Average recorded investment		496,186	604,617
Interest income recognized	[4]	6,639	7,049
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	103,039	135,083
Recorded investment not requiring an allowance for loan losses	[1],[2]	5,605	6,987
Total		108,644	142,070
Unpaid principal balance		111,533	146,857
Related allowance	[3]	39,301	45,750
Average recorded investment		122,764	218,899
Interest income recognized	[4]	1,404	1,869
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	36,873	31,557
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,312	9,276
Total		46,185	40,833
Unpaid principal balance		51,158	48,752
Related allowance	[3]	4,661	4,411
Average recorded investment		42,224	49,926
Interest income recognized	[4]	487	516
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	64,021	48,691
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,552	9,384
Total		73,573	58,075
Unpaid principal balance		79,736	64,348
Related allowance	[3]	16,311	13,305
Average recorded investment		67,679	60,198
Interest income recognized	[4]	1,058	919
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	124,911	119,463
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,703	11,421
Total		134,614	130,884
Unpaid principal balance		147,665	139,556
Related allowance	[3]	38,763	42,798
Average recorded investment		130,860	139,333
Interest income recognized	[4]	1,814	1,842
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	28,297	25,019
Recorded investment not requiring an allowance for loan losses	[1],[2]	2,909	2,508
Total		31,206	27,527
Unpaid principal balance		32,139	28,480
Related allowance	[3]	13,146	6,862
Average recorded investment		29,864	25,672
Interest income recognized	[4]	412	370
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	6,473	8,392
Recorded investment not requiring an allowance for loan losses	[1],[2]	3,827	3,949
Total		10,300	12,341
Unpaid principal balance		10,300	12,341
Related allowance	[3]	1,327	3,176
Average recorded investment		10,671	8,648
Interest income recognized	[4]	109	78
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	8,867	3,650
Recorded investment not requiring an allowance for loan losses	[1],[2]	87	89
Total		8,954	3,739
Unpaid principal balance		9,149	3,869
Related allowance	[3]	5,761	3,563
Average recorded investment		6,042	4,537
Interest income recognized	[4]	29	53
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	37,488	43,326
Recorded investment not requiring an allowance for loan losses	[1],[2]	43,680	46,836
Total		81,168	90,162
Unpaid principal balance		88,331	95,338
Related allowance	[3]	2,630	4,315
Average recorded investment		86,082	97,404
Interest income recognized	[4]	1,326	1,402
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1],[5]	119,079	63,346
Recorded investment not requiring an allowance for loan losses	[1],[2],[5]	32,409	46,283
Total	[5]	151,488	109,629
Unpaid principal balance	[5]	164,984	125,329
Related allowance	[3],[5]	47,345	28,333
Average recorded investment	[5]	113,559	151,588
Interest income recognized	[4],[5]	¥ 1,518	¥ 1,042

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status corresponds to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2018 and 2019 was ¥245,809 million and ¥257,099 million, respectively.
[4]	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
[5]	The majority of Total foreign consist of Commercial and Industrial loans.